UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES


Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               DANIEL J. MAVICO
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   MAY 31

Date of reporting period:  NOVEMBER 30, 2013


ITEM 1.  SEMIANNUAL REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - SEMIANNUAL REPORT FOR PERIOD ENDED NOVEMBER 30, 2013


[LOGO OF USAA]
   USAA(R)

                             [GRAPHIC OF USAA PRECIOUS METALS AND MINERALS FUND]

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       SEMIANNUAL REPORT
       USAA PRECIOUS METALS AND MINERALS FUND
       FUND SHARES o INSTITUTIONAL SHARES o ADVISER SHARES
       NOVEMBER 30, 2013

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

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PRESIDENT'S MESSAGE

"IT IS IMPORTANT TO OWN A VARIETY OF
INVESTMENTS THAT TEND TO PERFORM                   [PHOTO OF DANIEL S. McNAMARA]
DIFFERENTLY IN DIFFERENT ENVIRONMENTS."

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DECEMBER 2013

As experienced investors know, major moves in an asset class can happen quickly. This was the case during the reporting period for both stocks and bonds. For stocks, it was essentially a tale of two markets. In the first half of the period, global stocks retreated on hints from Federal Reserve (the Fed) Chairman Ben Bernanke that the Fed might begin tapering (or reducing) its quantitative easing (QE) asset purchases. (Through QE, the Fed was buying $85 billion in U.S. Treasury securities and mortgage-backed securities every month in order to push down long-term interest rates and stimulate economic growth and it recently signaled that it will reduce this amount to $75 billion every month.) Overall, for the period between May 31, 2013, and September 5, 2013, international stocks (which exclude the United States and Europe) and European stocks gained about 3%, while U.S. stocks returned approximately 2%. Emerging market stocks declined.

Global stocks reversed direction in the second half of the reporting period, rallying strongly after the Fed delayed the inevitable taper. Between September 6, 2013, and November 29, 2013, European stocks gained more than 10%, outperforming U.S. and international stocks -- both of which advanced nearly a still-respectable 10% -- and emerging markets stocks, which recorded a return of about 8%. Varied performance, such as this, is an important reminder of the benefits of diversification: it is important to own a variety of investments that tend to perform differently in different environments.

In the bond market, longer-term interest rates rose on expectations of a reduction in the Fed's asset purchases. Bond prices, which move in the opposite direction of interest rates, declined. The increase in rates was most pronounced in the longer end of the yield curve -- in five-year, 10-year and 30-year maturities. For fixed-income investors, it was a mixed blessing. Higher rates meant a decrease in principal value. On the other hand, lower prices mean investors have the opportunity to reinvest at higher rates and earn more on any new investments. Meanwhile, short-term interest rates remained anchored near zero. The Fed has said it will keep the targeted federal funds rate between 0% and 0.25% as long as unemployment is above 6.5% and inflation remains below 2.5%.

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

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Looking ahead, I expect the Fed to continue its asset purchases for the foreseeable future. Janet Yellen, who has been nominated to succeed Bernanke, said this past November that she supports the continuation of the Fed's accommodative monetary policies. Yellen also told the Senate Banking Committee that the Fed would eventually have to begin tapering (which it subsequently stated it will do). However, I believe that the Fed will continue asset purchases, as the U.S. economy remains fragile.

As the Fed starts to taper its asset purchases, longer-term interest rates will probably increase. Though gradually rising rates can be a headwind for investors, fixed-income investing is not an all-or-none scenario. I believe that bonds continue to have a place in a diversified portfolio, in part because of the income they provide. Furthermore, the bond market is not one market but is actually a market of many different types of bonds, including U.S. Treasuries, mortgage-backed securities, investment-grade bonds, high-yield bonds, municipal securities, and more. Many of these fixed-income asset classes performed differently (some better and some worse than U.S. Treasuries) during the reporting period.

Meanwhile, equity valuations have risen faster than fundamentals. I believe valuations will continue to rise if economic growth accelerates and profit margins can maintain their current levels. If growth stalls or decelerates and profit margins decrease, earnings may disappoint and stocks may trim their gains.

Precious metals, like fixed-income securities, underperformed during the reporting period. The underperformance, in my view, was driven by concern that Fed tapering would be stronger than expected, which could lead to a rally in the U.S. dollar and reduce the need for inflation protection. Precious metals are typically used as a long-term inflation hedge. Exposure to gold and other precious metals and minerals may enhance overall portfolio diversification.

In the months ahead, rest assured that we will continue to monitor the financial markets as well as Congressional budget negotiations, Fed policy, economic trends, corporate earnings, and other factors that potentially could affect the performance of your investments. On behalf of everyone at USAA Asset Management Company, thank for your continued investment in our family of no-load mutual funds.

Sincerely,

/S/ DANIEL S. MCNAMARA

Daniel S. McNamara
President
USAA Investment Management Company

Past performance is no guarantee of future results. o As interest rates rise, bond prices fall o Diversification is a technique to help reduce risk and does not guarantee a profit or prevent a loss. o Emerging market countries are less diverse and mature than other countries and tend to be politically less stable.
o Financial advice provided by USAA Financial Planning Services Insurance Agency, Inc. (known as USAA Financial Insurance Agency in California, License
# 0E36312), and USAA Financial Advisors, Inc., a registered broker dealer.

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

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TABLE OF CONTENTS

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
FUND OBJECTIVE                                                                1

MANAGER'S COMMENTARY                                                          2

INVESTMENT OVERVIEW                                                           6

FINANCIAL INFORMATION

    Portfolio of Investments                                                 14

    Notes to Portfolio of Investments                                        17

    Financial Statements                                                     19

    Notes to Financial Statements                                            22

EXPENSE EXAMPLE                                                              39

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA ASSET MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2014, USAA. All rights reserved.

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

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FUND OBJECTIVE

THE USAA PRECIOUS METALS AND MINERALS FUND (THE FUND) SEEKS LONG-TERM CAPITAL APPRECIATION AND TO PROTECT THE PURCHASING POWER OF YOUR CAPITAL AGAINST INFLATION.

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TYPES OF INVESTMENTS

The Fund normally invests at least 80% of its assets in equity securities of domestic and foreign companies (including those located in emerging markets) principally engaged in the exploration, mining, or processing of gold and other precious metals and minerals, such as platinum, silver, and diamonds. This 80% policy may be changed upon at least 60 days' written notice to shareholders.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Asset Management Company at
(800) 531-USAA (8722).

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

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                                                             FUND OBJECTIVE |  1

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MANAGER'S COMMENTARY ON THE FUND

DAN DENBOW, CFA                                            [PHOTO OF DAN DENBOW]
USAA Asset Management Company

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o   HOW DID THE USAA PRECIOUS METALS AND MINERALS FUND (THE FUND SHARES)
    PERFORM DURING THE REPORTING PERIOD?

    For the six-month period ended November 30, 2013, the Fund Shares had a total return of -18.45%. This compares to returns of -18.91% for the Lipper Precious Metals Equity Funds Index, 11.91% for the S&P 500(R) Index, and -24.52% for the NYSE Arca Gold Miners Index.

o PLEASE REVIEW THE PERFORMANCE OF GOLD AND GOLD STOCKS DURING THE REPORTING PERIOD.

    The price of gold began the period at $1,411 an ounce and ended at $1,253, for a decline of 9.7% during the reporting period. For much of the period, financial markets and commodity prices moved largely in reaction to changing expectations with respect to U.S. Federal Reserve (the Fed) policy. In particular, markets closely scrutinized Fed messaging with respect to the timing of the inevitable reduction in bond purchases under its quantitative easing program. Gold investors were especially concerned that a relatively abrupt removal of Fed support for the bond market would carry the potential for a rapid rise in U.S. interest rates and correspondingly stronger dollar.

    Refer to page 8 for benchmark definitions.

    PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

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2  | USAA PRECIOUS METALS AND MINERALS FUND

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    Early in the period, gold prices dipped in response to Fed indications that a "tapering" in its bond purchases would occur sooner rather than later. In fact, shortly after the end of the reporting period, the Fed signaled it will scale back its tapering program from $85 billion to $75 billion in monthly U.S. Treasury purchases. In June 2013, gold hit a low of $1,201 an ounce. As the period progressed, markets became more comfortable with the likely extent and timing of the Fed's withdrawal of support. In addition, a downward revision in growth estimates along with the U.S. budget standoff removed much of the rationale for any sharp reversal in monetary policy. Against this backdrop, gold rallied, reaching a high in August 2013 of $1,418 an ounce. However, gold would move downward for most of the remainder of the period, as markets again began to re-position for an eventual reduction in support for ultra-low interest rates.

    Gold stock price movements have historically been leveraged to movements in the price of gold by a ratio of between 2:1 and 3:1. For the six months, gold stocks overall exhibited their traditional relationship to moves in the price of gold, underperforming the metal by a wide margin. Shares of senior producers with the financial wherewithal to withstand a dip in gold prices held up better than shares of junior miners.

o PLEASE DISCUSS THE PRINCIPAL FACTORS IN THE FUND'S PERFORMANCE DURING THE REPORTING PERIOD.

    Gold stocks suffered more or less as a whole from the downturn in gold prices over the period; and as a result, there was really no way to position the portfolio to meaningfully mitigate the impact of falling share prices. In terms of specific company weightings that helped performance on a relative basis, our exposure to Tahoe Resources, Inc. (Tahoe) was a positive contributor. We had purchased the stock on price weakness driven by concerns over permitting and country risk in Guatemala. These concerns appear to have been overblown and Tahoe is expected to deliver strong free cash flow in 2014 as its Escobal mining project reaches full production.

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                                           MANAGER'S COMMENTARY ON THE FUND |  3

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    Another relative standout was Semafo, Inc. (Semafo), a Canadian-based mining company with gold production and exploration activities in western Africa. Semafo shares benefited on the strength of a new discovery near its current operations in Burkina Faso. Alamos Gold, Inc. shares also outperformed as the miner continued to deliver strong results from its operations in Mexico.

    On the downside, a number of miners with higher cost operations whose results are more sensitive to the price of gold suffered disproportionately over the six months, especially where there was a failure to meet expected delivery levels. These included portfolio holdings Allied Nevada Gold Corp., Kirkland Lake Gold, Inc., and St. Barbara Ltd. We continue to maintain our positions in these names based upon the relative valuation at this time and believe there is significant upside if they can deliver on expectations in the future.

    In addition to gold stocks, the Fund typically will have modest exposure to silver and platinum stocks. During the period, silver prices fell roughly in keeping with the move in gold and better than normally would be expected given silver's historical leverage to gold prices. Platinum prices declined during the period. The challenging labor issues in South Africa have led to concerns about production levels, as the region is responsible for the majority of the world's platinum supply. We have reduced our exposure to platinum mining stocks due to the impact that labor disruptions in South Africa could have on production costs going forward. At the end of the period, we held a very small amount in platinum mining companies.

o   WHAT IS YOUR OUTLOOK FOR GOLD AND GOLD STOCKS?

    Over the short term, gold prices likely will continue to be driven by the outlook for Fed policy along with U.S. inflation and interest rates. To the extent U.S. rates are allowed to rise, investors will expect the dollar to strengthen. A strong dollar has traditionally been a headwind for gold prices, and some believe this dynamic is likely already reflected in current gold prices.

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4  | USAA PRECIOUS METALS AND MINERALS FUND

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    Over the longer term, we continue to see a strong case for rising gold valuations. Specifically, most global economies remain in a battle to generate growth and combat underutilization. This competition among nations defending their exports argues for a widespread debasement in fiat currencies and increased inflation over time.

    With respect to mining stocks, it is worth remembering that moves in gold stocks have historically exceeded moves in the metal by a wide margin both on the upside and downside. It has been a very difficult period for gold mining companies, but we have seen significant evidence of management teams taking strong measures to realize cost savings in response to the drop in gold prices. These steps have already resulted in improved earnings and cash flow. We believe a number of companies are positioned to grow profits if gold price levels simply remain near current levels, let alone should gold prices rise as the result of an uptick in inflation fears or a geopolitical development that stresses the financial markets.

    As we have consistently noted, we do not attempt to time the market for gold stocks, but instead seek to identify and hold the best gold mining stocks. This means focusing on stocks that are most attractively valued in relation to the underlying company's operating risk. As always, the primary purpose of seeking exposure to gold and other precious metals and minerals should be to diversify your portfolio.

    Thank you for your investment in the Fund.

    Diversification does not guarantee a profit or prevent a loss. o Precious metals and minerals is a volatile asset class and is subject to additional risks, such as currency fluctuation, market liquidity, political instability and increased price volatility. It may be more volatile than other asset classes that diversify across many industries and companies.

    Foreign and precious metals and minerals investing are subject to additional risks, such as currency fluctuations, market illiquidity, and political instability. Emerging market countries are most volatile. Emerging market countries are less diverse and mature than other countries and tend to be politically less stable.

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                                           MANAGER'S COMMENTARY ON THE FUND |  5

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INVESTMENT OVERVIEW

USAA PRECIOUS METALS AND MINERALS FUND SHARES (FUND SHARES)
(Ticker Symbol: USAGX)


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                                            11/30/13                5/31/13
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Net Assets                                $690.4 Million         $841.8 Million
Net Asset Value Per Share                     $13.61                 $16.69


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                AVERAGE ANNUAL TOTAL RETURNS AS OF 11/30/13
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5/31/13-11/30/13*         1 Year                5 Years                10 Years

     -18.45%              -50.63%                1.34%                   3.14%


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                AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/13
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1 Year                                5 Years                          10 Years

-51.32%                                -4.73%                            3.01%


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                       EXPENSE RATIO AS OF 5/31/13**
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                                    1.18%


THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

*Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

**The expense ratio represents the total annual operating expenses, before reductions of any expenses paid indirectly and including any acquired fund fees and expenses, as reported in the Fund's prospectus dated October 1, 2013, and is calculated as a percentage of average net assets. This expense ratio may differ from the expense ratio disclosed in the Financial Highlights, which excludes acquired fund fees and expenses.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on distributions or the redemption of shares.

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6  | USAA PRECIOUS METALS AND MINERALS FUND

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                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                                     USAA PRECIOUS          LIPPER PRECIOUS
                  S&P 500         METALS AND MINERALS        METALS EQUITY         NYSE ARCA GOLD
                   INDEX              FUND SHARES             FUNDS INDEX        MINERS INDEX (GDM)
11/30/03         $10,000.00           $10,000.00              $10,000.00             $10,000.00
12/31/03          10,524.45             9,720.07               10,127.36               9,834.29
01/31/04          10,717.62             8,734.06                9,179.85               8,631.46
02/29/04          10,866.59             8,851.70                9,358.39               9,029.98
03/31/04          10,702.65             9,451.16                9,918.28               9,656.42
04/30/04          10,534.64             7,518.35                7,851.34               7,386.97
05/31/04          10,679.21             8,134.60                8,442.60               8,150.20
06/30/04          10,886.86             7,882.50                8,181.79               7,860.21
07/31/04          10,526.54             7,613.59                8,033.73               7,733.10
08/31/04          10,569.12             8,084.18                8,558.80               8,381.08
09/30/04          10,683.59             8,650.02                9,354.60               9,233.75
10/31/04          10,846.80             8,846.10                9,539.90               9,365.13
11/30/04          11,285.68             9,221.46               10,055.49               9,648.40
12/31/04          11,669.72             8,675.04                9,503.49               8,894.47
01/31/05          11,385.27             8,199.69                9,005.80               8,270.88
02/28/05          11,624.87             8,759.92                9,706.84               8,916.41
03/31/05          11,419.01             8,363.80                9,197.15               8,426.00
04/30/05          11,202.45             7,582.88                8,319.97               7,509.92
05/31/05          11,558.89             7,696.05                8,437.26               7,746.10
06/30/05          11,575.30             8,482.64                9,143.21               8,413.36
07/31/05          12,005.76             8,403.41                9,146.24               8,207.79
08/31/05          11,896.22             8,918.37                9,569.92               8,609.99
09/30/05          11,992.57            10,270.84               11,093.01              10,083.01
10/31/05          11,792.65             9,580.46               10,374.32               9,322.63
11/30/05          12,238.67            10,610.37               11,428.77              10,224.02
12/31/05          12,242.87            12,080.22               12,680.24              11,526.68
01/31/06          12,567.10            14,036.56               15,064.10              13,877.05
02/28/06          12,601.20            13,369.24               14,075.40              12,523.80
03/31/06          12,758.05            14,886.40               15,468.39              13,642.99
04/30/06          12,929.36            16,740.06               17,337.74              15,361.01
05/31/06          12,557.24            15,268.54               15,840.70              13,653.33
06/30/06          12,574.26            15,422.53               15,746.29              13,661.26
07/31/06          12,651.83            15,456.76               15,753.65              13,677.59
08/31/06          12,952.85            16,238.15               16,285.31              14,328.36
09/30/06          13,286.65            14,686.77               14,813.77              12,611.83
10/31/06          13,719.61            15,827.49               15,919.22              13,431.85
11/30/06          13,980.50            17,669.75               17,484.83              14,824.35
12/31/06          14,176.61            17,298.19               17,109.65              14,170.85
01/31/07          14,391.01            17,441.41               17,002.03              14,058.83
02/28/07          14,109.54            17,796.34               17,335.24              14,218.84
03/31/07          14,267.35            17,852.38               17,502.55              14,037.36
04/30/07          14,899.33            17,858.61               17,824.94              14,114.48
05/31/07          15,419.24            17,970.69               17,915.61              13,955.57
06/30/07          15,163.08            17,678.03               17,673.15              13,501.61
07/31/07          14,692.95            17,983.15               18,123.00              14,275.63
08/31/07          14,913.20            17,310.65               17,086.61              13,384.97
09/30/07          15,470.93            20,940.90               20,691.56              16,089.96
10/31/07          15,717.03            23,892.43               23,271.93              18,010.69
11/30/07          15,059.95            21,395.46               21,003.53              16,522.03
12/31/07          14,955.47            22,085.91               21,300.15              16,661.12
01/31/08          14,058.42            24,035.07               22,765.70              18,201.89
02/29/08          13,601.72            26,126.84               24,714.71              19,272.07
03/31/08          13,542.99            23,967.15               22,496.96              17,378.30
04/30/08          14,202.57            22,432.28               21,241.12              15,839.69
05/31/08          14,386.53            24,123.36               22,674.67              16,778.91
06/30/08          13,173.70            25,013.04               23,074.58              17,597.55
07/31/08          13,062.96            22,276.07               20,310.98              15,829.17
08/31/08          13,251.91            19,736.06               17,957.37              13,673.71
09/30/08          12,071.07            17,420.16               15,742.11              12,281.04
10/31/08          10,043.76            10,323.06                9,753.09               7,588.58
11/30/08           9,323.07            12,747.62               11,475.24               9,685.53
12/31/08           9,422.27            16,658.15               14,358.48              12,268.27
01/31/09           8,628.10            16,485.85               14,390.79              12,413.63
02/28/09           7,709.40            16,587.66               14,349.58              12,113.22
03/31/09           8,384.71            18,819.72               16,091.70              13,481.49
04/30/09           9,187.20            17,519.64               15,164.37              12,004.99
05/31/09           9,701.07            23,095.86               19,698.48              16,137.29
06/30/09           9,720.31            20,064.97               17,487.35              13,800.61
07/31/09          10,455.53            21,568.66               18,695.62              14,526.08
08/31/09          10,833.02            21,725.30               18,862.45              14,424.75
09/30/09          11,237.26            24,489.91               21,204.71              16,529.46
10/31/09          11,028.50            23,644.08               20,515.64              15,511.50
11/30/09          11,690.03            28,186.50               24,314.15              18,646.39
12/31/09          11,915.83            27,054.33               22,959.71              16,926.31
01/31/10          11,487.17            24,356.86               20,783.27              14,933.58
02/28/10          11,843.01            26,059.69               22,234.87              16,122.98
03/31/10          12,557.68            26,783.79               23,157.10              16,272.34
04/30/10          12,755.93            30,141.71               25,655.73              18,592.94
05/31/10          11,737.36            29,338.04               24,789.31              18,271.62
06/30/10          11,122.93            29,990.52               25,411.10              19,125.38
07/31/10          11,902.24            29,075.45               24,878.85              17,774.91
08/31/10          11,364.92            32,019.60               27,214.93              19,722.10
09/30/10          12,379.18            34,390.83               29,393.80              20,639.02
10/31/10          12,850.20            34,740.95               30,531.07              21,089.14
11/30/10          12,851.85            36,061.84               31,668.98              21,937.01
12/31/10          13,710.75            37,855.76               33,317.73              22,808.23
01/31/11          14,035.72            33,027.80               29,609.49              20,026.54
02/28/11          14,516.57            35,763.94               32,357.03              22,226.12
03/31/11          14,522.34            36,125.81               32,682.27              22,359.99
04/30/11          14,952.43            38,226.46               34,120.41              23,133.53
05/31/11          14,783.17            35,790.42               32,117.63              21,611.94
06/30/11          14,536.75            34,448.83               30,450.14              20,333.86
07/31/11          14,241.15            36,072.86               31,950.37              21,187.90
08/31/11          13,467.54            39,003.17               33,890.36              23,383.79
09/30/11          12,520.79            33,627.99               28,495.77              20,549.21
10/31/11          13,889.23            35,463.84               30,834.06              21,926.17
11/30/11          13,858.53            35,525.63               30,973.11              22,512.54
12/31/11          14,000.29            30,467.60               26,887.63              19,279.07
01/31/12          14,627.72            33,942.58               30,066.95              21,152.99
02/29/12          15,260.25            33,046.76               29,552.25              20,751.89
03/31/12          15,762.46            29,758.82               26,395.68              18,582.69
04/30/12          15,663.52            28,321.58               25,072.74              17,392.16
05/31/12          14,722.13            25,397.87               22,491.67              16,434.47
06/30/12          15,328.71            25,831.01               22,855.13              16,828.97
07/31/12          15,541.61            24,935.20               22,437.92              16,114.43
08/31/12          15,891.65            27,514.36               24,635.11              18,038.83
09/30/12          16,302.32            31,284.66               27,768.56              20,205.56
10/31/12          16,001.31            30,566.04               27,136.34              19,915.33
11/30/12          16,094.13            27,593.11               24,854.07              17,925.01
12/31/12          16,240.83            26,853.80               24,226.38              17,646.99
01/31/13          17,082.02            24,491.70               22,449.82              15,841.35
02/28/13          17,313.91            21,699.23               20,095.87              14,264.71
03/31/13          17,963.24            21,909.42               20,064.23              14,455.33
04/30/13          18,309.33            17,815.79               16,678.52              11,584.36
05/31/13          18,737.62            16,704.80               16,014.41              11,281.92
06/30/13          18,485.99            13,912.33               13,275.01               9,357.79
07/31/13          19,426.64            15,673.89               14,756.88              10,312.55
08/31/13          18,864.01            16,985.05               15,865.42              10,755.28
09/30/13          19,455.57            15,423.67               14,565.52               9,606.61
10/31/13          20,349.90            15,463.70               14,575.59               9,630.86
11/30/13          20,970.04            13,622.07               12,986.68               8,517.53

                                   [END CHART]

                         Data from 11/30/03 to 11/30/13.

                         See next page for benchmark definitions.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of shares. Indexes are unmanaged and you cannot invest directly in an index.

================================================================================

                                                        INVESTMENT OVERVIEW |  7

================================================================================

The graph on page 7 illustrates the comparison of a $10,000 hypothetical investment in the USAA Precious Metals and Minerals Fund Shares to the following benchmarks:

o The unmanaged S&P 500 Index represents the weighted average performance of a group of 500 widely held, publicly traded stocks.

o The unmanaged Lipper Precious Metals Equity Funds Index tracks the total return performance of the 10 largest funds within the Lipper Gold Oriented Funds category.

o The NYSE Arca Gold Miners Index is a modified market capitalization weighted index comprised of publicly traded companies involved primarily in the mining for gold and silver.

================================================================================

8  | USAA PRECIOUS METALS AND MINERALS FUND

================================================================================

USAA PRECIOUS METALS AND MINERALS FUND INSTITUTIONAL SHARES (INSTITUTIONAL SHARES) (Ticker Symbol: UIPMX)


--------------------------------------------------------------------------------
                                              11/30/13              5/31/13
--------------------------------------------------------------------------------

Net Assets                                   $231.5 Million       $317.8 Million
Net Asset Value Per Share                        $13.69               $16.77


--------------------------------------------------------------------------------
                AVERAGE ANNUAL TOTAL RETURNS AS OF 11/30/13
--------------------------------------------------------------------------------
5/31/13-11/30/13*        1 Year          5 Years         Since Inception 8/01/08

     -18.37%             -50.52%          1.59%                   -7.97%


--------------------------------------------------------------------------------
                AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/13
--------------------------------------------------------------------------------
  1 Year                         5 Years                 Since Inception 8/01/08

  -51.22%                         -4.49%                          -8.55%


--------------------------------------------------------------------------------
                       EXPENSE RATIO AS OF 5/31/13**
--------------------------------------------------------------------------------

                                    0.99%


THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

*Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

**The expense ratio represents the total annual operating expenses, before reductions of any expenses paid indirectly and including any acquired fund fees and expenses, as reported in the Fund's prospectus dated October 1, 2013, and is calculated as a percentage of average net assets. The expense ratio may differ from the expense ratio disclosed in the Financial Highlights, which excludes acquired fund fees and expenses.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on distributions or the redemption of shares.

The Institutional Shares are available for investment through a USAA discretionary managed account program, and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA Fund participating in a fund-of-funds investment strategy (USAA fund- of-funds) and not to the general public.

================================================================================

                                                        INVESTMENT OVERVIEW |  9

================================================================================

                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                                   USAA PRECIOUS METALS        LIPPER PRECIOUS
                  S&P 500            AND MINERALS FUND          METALS EQUITY         NYSE ARCA GOLD
                   INDEX           INSTITUTIONAL SHARES          FUNDS INDEX        MINERS INDEX (GDM)
07/31/08         $10,000.00             $10,000.00               $10,000.00             $10,000.00
08/31/08          10,144.65               9,184.58                 8,841.22               8,638.30
09/30/08           9,240.68               8,106.83                 7,750.54               7,758.49
10/31/08           7,688.73               4,804.05                 4,801.88               4,794.05
11/30/08           7,137.03               5,932.36                 5,649.77               6,118.79
12/31/08           7,212.97               7,755.85                 7,069.32               7,750.42
01/31/09           6,605.01               7,675.67                 7,085.23               7,842.25
02/28/09           5,901.73               7,726.70                 7,064.94               7,652.47
03/31/09           6,418.69               8,769.07                 7,922.66               8,516.86
04/30/09           7,033.02               8,167.70                 7,466.10               7,584.09
05/31/09           7,426.40              10,766.35                 9,698.44              10,194.65
06/30/09           7,441.13               9,359.51                 8,609.80               8,718.47
07/31/09           8,003.95              10,062.93                 9,204.69               9,176.78
08/31/09           8,292.93              10,135.82                 9,286.83               9,112.76
09/30/09           8,602.38              11,429.68                10,440.02              10,442.41
10/31/09           8,442.58              11,036.06                10,100.77               9,799.31
11/30/09           8,948.99              13,160.90                11,970.94              11,779.76
12/31/09           9,121.85              12,631.28                11,304.09              10,693.11
01/31/10           8,793.70              11,376.32                10,232.54               9,434.21
02/28/10           9,066.10              12,174.60                10,947.22              10,185.61
03/31/10           9,613.20              12,516.19                11,401.28              10,279.97
04/30/10           9,764.97              14,090.45                12,631.46              11,746.00
05/31/10           8,985.23              13,719.16                12,204.89              11,543.00
06/30/10           8,514.87              14,027.34                12,511.02              12,082.36
07/31/10           9,111.44              13,604.06                12,248.97              11,229.21
08/31/10           8,700.12              14,981.55                13,399.13              12,459.34
09/30/10           9,476.55              16,095.42                14,471.88              13,038.60
10/31/10           9,837.13              16,262.50                15,031.81              13,322.96
11/30/10           9,838.39              16,886.27                15,592.06              13,858.59
12/31/10          10,495.91              17,730.32                16,403.81              14,408.99
01/31/11          10,744.67              15,469.16                14,578.08              12,651.67
02/28/11          11,112.78              16,756.54                15,930.81              14,041.24
03/31/11          11,117.20              16,929.84                16,090.94              14,125.81
04/30/11          11,446.44              17,916.00                16,799.01              14,614.49
05/31/11          11,316.87              16,781.30                15,812.95              13,653.24
06/30/11          11,128.23              16,154.11                14,991.97              12,845.81
07/31/11          10,901.94              16,921.59                15,730.60              13,385.35
08/31/11          10,309.72              18,299.74                16,685.74              14,772.59
09/30/11           9,584.96              15,778.63                14,029.74              12,981.86
10/31/11          10,632.53              16,641.00                15,180.99              13,851.75
11/30/11          10,609.03              16,674.03                15,249.45              14,222.19
12/31/11          10,717.55              14,299.71                13,237.99              12,179.45
01/31/12          11,197.87              15,932.65                14,803.31              13,363.30
02/29/12          11,682.08              15,517.49                14,549.90              13,109.90
03/31/12          12,066.53              13,976.81                12,995.78              11,739.52
04/30/12          11,990.79              13,303.34                12,344.44              10,987.41
05/31/12          11,270.14              11,933.34                11,073.66              10,382.40
06/30/12          11,734.49              12,136.30                11,252.61              10,631.62
07/31/12          11,897.47              11,721.15                11,047.20              10,180.21
08/31/12          12,165.44              12,934.32                12,128.97              11,395.94
09/30/12          12,479.81              14,710.25                13,671.71              12,764.76
10/31/12          12,249.38              14,373.52                13,360.44              12,581.41
11/30/12          12,320.44              12,975.83                12,236.78              11,324.04
12/31/12          12,432.74              12,634.00                11,927.74              11,148.40
01/31/13          13,076.69              11,517.85                11,053.06              10,007.70
02/28/13          13,254.21              10,209.43                 9,894.10               9,011.66
03/31/13          13,751.28              10,307.92                 9,878.52               9,132.08
04/30/13          14,016.22               8,385.15                 8,211.59               7,318.36
05/31/13          14,344.09               7,864.60                 7,884.62               7,127.30
06/30/13          14,151.46               6,551.48                 6,535.88               5,911.74
07/31/13          14,871.55               7,376.87                 7,265.47               6,514.90
08/31/13          14,440.85               7,995.90                 7,811.26               6,794.59
09/30/13          14,893.70               7,264.31                 7,171.26               6,068.93
10/31/13          15,578.33               7,283.07                 7,176.22               6,084.25
11/30/13          16,053.07               6,420.17                 6,393.92               5,380.91

                                   [END CHART]

                         Data from 7/31/08 to 11/30/13.*

                         See page 8 for benchmark definitions.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of shares. Indexes are unmanaged and you cannot invest directly in an index.

*The performance of the S&P 500 Index, the NYSE Arca Gold Miners Index, and the Lipper Precious Metals Equity Funds Index is calculated from the end of the month, July 31, 2008, while the Institutional Shares' inception date is August 1, 2008. There may be a slight variation of performance numbers because of this difference.

================================================================================

10  | USAA PRECIOUS METALS AND MINERALS FUND

================================================================================

USAA PRECIOUS METALS AND MINERALS FUND ADVISER SHARES (ADVISER SHARES) (Ticker
Symbol: UPMMX)

--------------------------------------------------------------------------------
                                              11/30/13              5/31/13
--------------------------------------------------------------------------------
Net Assets                                   $11.7 Million        $11.1 Million
Net Asset Value Per Share                       $13.50               $16.57

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 11/30/13
--------------------------------------------------------------------------------
  5/31/13-11/30/13*              1 Year               Since Inception 8/01/10
        -18.53%                  -50.73%                      -20.52%

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/13
--------------------------------------------------------------------------------
         1 Year                                       Since Inception 8/01/10
         -51.44%                                              -21.04%

--------------------------------------------------------------------------------
                         EXPENSE RATIOS AS OF 5/31/13**
--------------------------------------------------------------------------------
Before Reimbursement           1.49%          After Reimbursement          1.45%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

*Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

**The expense ratios represent the total annual operating expenses, before reductions of any expenses paid indirectly and including any acquired fund fees and expenses, as reported in the Fund's prospectus dated October 1, 2013, and are calculated as a percentage of average net assets. USAA Asset Management Company (the Manager) has agreed, through October 1, 2014, to make payments or waive management, administration, and other fees so that the total expenses of the Adviser Shares (exclusive of commission recapture, expense offset arrangements, acquired fund fees and expenses, and extraordinary expenses) do not exceed an annual rate of 1.45% of the Adviser Shares' average net assets. This reimbursement arrangement may not be changed or terminated during this time period without approval of the Trust's Board of Trustees and may be changed or terminated by the Manager at any time after October 1, 2014. These expense ratios may differ from the expense ratios disclosed in the Financial Highlights, which excludes acquired fund fees and expenses.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on distributions or the redemption of shares.

================================================================================

                                                       INVESTMENT OVERVIEW |  11

================================================================================

                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                                  LIPPER PRECIOUS                                  USAA PRECIOUS
                 S&P 500           METALS EQUITY         NYSE ARCA GOLD       METALS AND MINERALS FUND
                  INDEX             FUNDS INDEX        MINERS INDEX (GDM)          ADVISER SHARES
07/31/10        $10,000.00          $10,000.00             $10,000.00               $10,000.00
08/31/10          9,548.56           10,938.98              11,095.47                11,030.98
09/30/10         10,400.72           11,814.77              11,611.32                11,845.35
10/31/10         10,796.45           12,271.90              11,864.55                11,963.26
11/30/10         10,797.84           12,729.28              12,341.55                12,415.68
12/31/10         11,519.47           13,391.99              12,831.70                13,028.41
01/31/11         11,792.50           11,901.47              11,266.75                11,366.05
02/28/11         12,196.50           13,005.84              12,504.21                12,302.07
03/31/11         12,201.36           13,136.57              12,579.52                12,423.64
04/30/11         12,562.70           13,714.63              13,014.71                13,143.89
05/31/11         12,420.50           12,909.61              12,158.68                12,302.07
06/30/11         12,213.46           12,239.37              11,439.64                11,837.10
07/31/11         11,965.10           12,842.39              11,920.11                12,393.25
08/31/11         11,315.13           13,622.16              13,155.50                13,396.13
09/30/11         10,519.69           11,453.82              11,560.79                11,548.39
10/31/11         11,669.42           12,393.69              12,335.46                12,177.47
11/30/11         11,643.64           12,449.58              12,665.35                12,192.65
12/31/11         11,762.74           10,807.43              10,846.22                10,451.18
01/31/12         12,289.89           12,085.35              11,900.47                11,640.67
02/29/12         12,821.33           11,878.47              11,674.82                11,332.28
03/31/12         13,243.27           10,609.69              10,454.45                10,200.41
04/30/12         13,160.15           10,077.94               9,784.66                 9,705.64
05/31/12         12,369.21            9,040.48               9,245.88                 8,702.54
06/30/12         12,878.85            9,186.57               9,467.82                 8,848.26
07/31/12         13,057.72            9,018.88               9,065.83                 8,539.88
08/31/12         13,351.82            9,902.03              10,148.47                 9,420.98
09/30/12         13,696.85           11,161.52              11,367.46                10,708.73
10/31/12         13,443.95           10,907.40              11,204.18                10,461.35
11/30/12         13,521.94            9,990.04              10,084.44                 9,441.30
12/31/12         13,645.19            9,737.75               9,928.03                 9,190.19
01/31/13         14,351.94            9,023.66               8,912.20                 8,376.96
02/28/13         14,546.77            8,077.50               8,025.19                 7,422.45
03/31/13         15,092.32            8,064.78               8,132.43                 7,487.92
04/30/13         15,383.10            6,703.90               6,517.25                 6,092.33
05/31/13         15,742.94            6,436.96               6,347.10                 5,709.84
06/30/13         15,531.53            5,335.87               5,264.61                 4,755.33
07/31/13         16,321.84            5,931.50               5,801.74                 5,354.91
08/31/13         15,849.13            6,377.08               6,050.82                 5,799.43
09/30/13         16,346.15            5,854.58               5,404.59                 5,265.32
10/31/13         17,097.55            5,858.63               5,418.23                 5,279.10
11/30/13         17,618.58            5,219.97               4,791.88                 4,651.95

                                   [END CHART]

                         Data from 7/31/10 to 11/30/13.*

                         See page 8 for benchmark definitions.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of shares. Indexes are unmanaged and you cannot invest directly in an index.

*The performance of the S&P 500 Index, the NYSE Arca Gold Miners Index, and the Lipper Precious Metals Equity Funds Index is calculated from the end of the month, July 31, 2010, while the Adviser Shares' inception date is August 1, 2010. There may be a slight variation of performance numbers because of this difference.

================================================================================

12  | USAA PRECIOUS METALS AND MINERALS FUND

================================================================================

                           o TOP 10 EQUITY HOLDINGS o
                                 AS OF 11/30/13
                                (% of Net Assets)

Goldcorp, Inc. ...........................................................  6.7%
Alamos Gold, Inc. ........................................................  5.5%
Tahoe Resources, Inc. ....................................................  5.3%
Yamana Gold, Inc. ........................................................  4.8%
Eldorado Gold Corp. ......................................................  4.7%
Randgold Resources Ltd. ADR ..............................................  4.7%
Newmont Mining Corp. .....................................................  4.1%
Pan American Silver Corp. ................................................  4.0%
Kinross Gold Corp. .......................................................  3.7%
Compania de Minas Buenaventura S.A. ADR ..................................  3.4%

                       o ASSET ALLOCATION -- 11/30/2013 o

                         [PIE CHART OF ASSET ALLOCATION]

GOLD                                                                       83.8%
SILVER                                                                     11.8%
PLATINUM GROUP METALS                                                       2.4%
MONEY MARKET INSTRUMENTS                                                    1.6%

                                   [END CHART]

Percentages are of the net assets of the Fund and may not equal 100%.

You will find a complete list of securities that the Fund owns on pages 14-16.

================================================================================

                                                       INVESTMENT OVERVIEW |  13

================================================================================

PORTFOLIO OF INVESTMENTS

November 30, 2013 (unaudited)

------------------------------------------------------------------------------------------
                                                                                    MARKET
NUMBER                                                                               VALUE
OF SHARES    SECURITY                                                                (000)
------------------------------------------------------------------------------------------
             EQUITY SECURITIES (98.0%)

             COMMON STOCKS (98.0%)

             GOLD (83.8%)

             AFRICAN GOLD COMPANIES (5.9%)
 1,679,800   AngloGold Ashanti Ltd. ADR                                         $   22,828
 4,080,000   Gold Fields Ltd. ADR                                                   16,361
 6,500,000   Great Basin Gold Ltd., acquired 03/30/2012; cost $4,455*(a),(b),(c)         -
18,400,000   Great Basin Gold Ltd.*(c)                                                   -
 4,300,000   Harmony Gold Mining Co. Ltd. ADR                                       12,255
   625,000   Sibanye Gold Ltd. ADR                                                   3,094
                                                                                ----------
                                                                                    54,538
                                                                                ----------
             AUSTRALIAN GOLD COMPANIES (6.3%)
 5,550,000   Kingsgate Consolidated Ltd.                                             5,254
 3,800,000   Newcrest Mining Ltd.                                                   26,599
11,000,000   Oceanagold Corp.*                                                      18,945
16,312,900   Perseus Mining Ltd.*                                                    4,299
15,971,414   St. Barbara Ltd.*                                                       4,071
                                                                                ----------
                                                                                    59,168
                                                                                ----------
             EUROPEAN GOLD COMPANIES (6.5%)
24,500,000   Centamin plc*                                                          16,832
   620,000   Randgold Resources Ltd. ADR                                            43,865
                                                                                ----------
                                                                                    60,697
                                                                                ----------
             NORTH AMERICAN GOLD COMPANIES (60.4%)
   700,000   Agnico-Eagle Mines Ltd.                                                19,278
 6,666,500   Alacer Gold Corp.                                                      13,238
 4,025,000   Alamos Gold, Inc.                                                      51,631
 2,200,000   Allied Nevada Gold Corp.*                                               7,304
   750,000   American Bonanza Gold Corp., acquired 10/07/2003; cost $632*(a),(b)        11
 6,900,000   AuRico Gold, Inc.                                                      27,117
   240,000   Axmin, Inc., acquired 12/06/2006-06/03/2008; cost $1,806*(a)               11
 6,900,000   B2Gold Corp.*                                                          14,416
 1,460,000   Barrick Gold Corp.                                                     24,075
 4,750,000   Centerra Gold, Inc.                                                    14,216
   242,800   Detour Gold Corp.*                                                        953
 5,132,200   Dundee Precious Metals, Inc.*                                          15,891
 7,218,100   Eldorado Gold Corp.                                                    44,103

================================================================================

14  | USAA PRECIOUS METALS AND MINERALS FUND

================================================================================

------------------------------------------------------------------------------------------
                                                                                    MARKET
NUMBER                                                                               VALUE
OF SHARES    SECURITY                                                                (000)
------------------------------------------------------------------------------------------
 2,800,000   Goldcorp, Inc.                                                     $   62,888
 6,100,000   IAMGOLD Corp.                                                          26,596
 7,300,000   Kinross Gold Corp.                                                     34,383
 3,000,000   Kirkland Lake Gold, Inc.*                                               8,047
 1,872,100   Nautilus Minerals, Inc., acquired 02/02/2007-03/11/2009;
               cost $3,817*(a),(b)                                                     476
 2,821,372   New Gold, Inc.*                                                        15,038
 1,550,000   Newmont Mining Corp.                                                   38,486
   375,000   Northern Star Mining Corp., acquired 05/05/2006; cost $373*(a),(c)          -
 5,800,000   Osisko Mining Corp.*                                                   23,935
 2,563,600   Primero Mining Corp.*                                                  13,511
   680,000   Royal Gold, Inc.                                                       30,661
12,200,000   San Gold Corp.*                                                         1,320
11,002,886   Semafo, Inc.                                                           29,202
 2,899,900   Torex Gold Resources, Inc.*                                             2,675
 4,900,000   Yamana Gold, Inc.                                                      44,541
                                                                                ----------
                                                                                   564,003
                                                                                ----------
             SOUTH AMERICAN GOLD COMPANIES (4.7%)
 2,700,000   Compania de Minas Buenaventura S.A. ADR                                31,860
   900,000   Fresnillo plc                                                          12,267
                                                                                ----------
                                                                                    44,127
                                                                                ----------
             Total Gold (cost: $1,425,906)                                         782,533
                                                                                ----------

             PLATINUM GROUP METALS (2.4%)
 1,925,000   Impala Platinum Holdings Ltd. (cost $19,937)                           22,342
                                                                                ----------

             SILVER (11.8%)
 3,450,000   Pan American Silver Corp.                                              37,225
 1,120,000   Silver Wheaton Corp.                                                   23,453
 2,754,800   Tahoe Resources, Inc.*                                                 49,053
                                                                                ----------
             Total Silver (cost: $140,380)                                         109,731
                                                                                ----------
             Total Common Stocks (cost: $1,586,223)                                914,606
                                                                                ----------

             WARRANTS (0.0%)

             GOLD (0.0%)

             AFRICAN GOLD COMPANIES (0.0%)
 3,250,000   Great Basin Gold Ltd., acquired 03/30/2012; cost $428*(a),(b),(c)           -
                                                                                ----------
             NORTH AMERICAN GOLD COMPANIES (0.0%)
   150,000   Agnico-Eagle Mines Ltd.                                                     1
   385,000   Kinross Gold Corp.*                                                        11
                                                                                ----------
                                                                                        12
                                                                                ----------
             Total Gold (cost: $2,260)                                                  12
                                                                                ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  15

================================================================================

------------------------------------------------------------------------------------------
                                                                                    MARKET
NUMBER                                                                               VALUE
OF SHARES    SECURITY                                                                (000)
------------------------------------------------------------------------------------------
             SILVER (0.0%)
    91,530   Pan American Silver Corp., acquired 12/23/2009;
               cost $553*(a),(b),(c)                                              $      3
                                                                                  --------
             Total Warrants (cost: $2,813)                                              15
                                                                                  --------
             Total Equity Securities (cost: $1,589,036)                            914,621
                                                                                  --------

             MONEY MARKET INSTRUMENTS (1.6%)

             MONEY MARKET FUNDS (1.6%)
14,929,854   State Street Institutional Liquid Reserve Fund, 0.07%(d)               14,930
                                                                                  --------
             Total Money Market Instruments (cost: $14,930)                         14,930
                                                                                  --------

             TOTAL INVESTMENTS (COST: $1,603,966)                                 $929,551
                                                                                  ========

------------------------------------------------------------------------------------------------------
($ IN 000s)                                         VALUATION HIERARCHY
------------------------------------------------------------------------------------------------------
                                          (LEVEL 1)           (LEVEL 2)      (LEVEL 3)
                                      QUOTED PRICES   OTHER SIGNIFICANT    SIGNIFICANT
                                  IN ACTIVE MARKETS          OBSERVABLE   UNOBSERVABLE
ASSETS                         FOR IDENTICAL ASSETS              INPUTS         INPUTS           TOTAL
------------------------------------------------------------------------------------------------------
Equity Securities:
  Common Stocks                            $914,606                  $-             $-        $914,606
  Warrants                                       12                   3              -              15

Money Market Instruments:
  Money Market Funds                         14,930                   -              -          14,930
------------------------------------------------------------------------------------------------------
Total                                      $929,548                  $3             $-        $929,551
------------------------------------------------------------------------------------------------------

For the period of June 1, 2013, through November 30, 2013, common stocks with a fair value of $93,531,000 were transferred from Level 2 to Level 1. Due to an assessment of events at the beginning of the reporting period, these securities had adjustments to their foreign market closing prices to reflect changes in value that occurred after the close of foreign markets and prior to the close of the U.S. securities markets. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

16  | USAA PRECIOUS METALS AND MINERALS FUND

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

November 30, 2013 (unaudited)

--------------------------------------------------------------------------------

o   GENERAL NOTES

    Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

    The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 88.4% of net assets at November 30, 2013.

o   CATEGORIES AND DEFINITIONS

    WARRANTS -- entitle the holder to buy a proportionate amount of common stock at a specified price for a stated period.

o   PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

    ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

o   SPECIFIC NOTES

    (a) Security deemed illiquid by the USAA Asset Management Company (the Manager), under liquidity guidelines approved by the Trust's Board of Trustees (the Board). The aggregate market value of these securities at November 30, 2013, was $501,000, which represented 0.1% of the Fund's net assets.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  17

================================================================================

    (b) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

    (c) Security was fair valued at November 30, 2013, by the Manager in accordance with valuation procedures approved by the Board. The total value of all such securities was $3,000, which represented less than 0.1% of net assets of the Fund.

    (d) Rate represents the money market fund annualized seven-day yield at November 30, 2013.

     *   Non-income-producing security.

See accompanying notes to financial statements.

================================================================================

18  | USAA PRECIOUS METALS AND MINERALS FUND

================================================================================

STATEMENT OF ASSETS AND LIABILITIES (IN THOUSANDS)

November 30, 2013 (unaudited)

--------------------------------------------------------------------------------

ASSETS
   Investments in securities, at market value (cost of $1,603,966)              $  929,551
   Cash denominated in foreign currencies (identified cost of $394)                    390
   Receivables:
      Capital shares sold                                                            1,071
      USAA Asset Management Company (Note 6C)                                            3
      Dividends and interest                                                           624
      Securities sold                                                                3,759
                                                                                ----------
         Total assets                                                              935,398
                                                                                ----------
LIABILITIES
   Payables:
      Securities purchased                                                             456
      Capital shares redeemed                                                          619
   Unrealized depreciation on foreign currency contracts held, at value                  1
   Accrued management fees                                                             552
   Accrued transfer agent's fees                                                        70
   Other accrued expenses and payables                                                 108
                                                                                ----------
         Total liabilities                                                           1,806
                                                                                ----------
            Net assets applicable to capital shares outstanding                 $  933,592
                                                                                ==========
NET ASSETS CONSIST OF:
   Paid-in capital                                                              $1,753,386
   Accumulated undistributed net investment loss                                   (81,159)
   Accumulated net realized loss on investments                                    (64,218)
   Net unrealized depreciation of investments                                     (674,415)
   Net unrealized depreciation of foreign currency translations                         (2)
                                                                                ----------
         Net assets applicable to capital shares outstanding                    $  933,592
                                                                                ==========
   Net asset value, redemption price, and offering price per share:
      Fund Shares (net assets of $690,361/50,705 shares outstanding)            $    13.62
                                                                                ==========
      Institutional Shares (net assets of $231,516/16,907 shares outstanding)   $    13.69
                                                                                ==========
      Adviser Shares (net assets of $11,715/868 shares outstanding)             $    13.50
                                                                                ==========

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  19

================================================================================

STATEMENT OF OPERATIONS (IN THOUSANDS)

Six-month period ended November 30, 2013 (unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME
   Dividends (net of foreign taxes withheld of $908)                   $   6,565
   Interest                                                                    8
                                                                       ---------
         Total income                                                      6,573
                                                                       ---------
EXPENSES
   Management fees                                                         3,578
   Administration and servicing fees:
      Fund Shares                                                            587
      Institutional Shares                                                   131
      Adviser Shares                                                           9
   Transfer agent's fees:
      Fund Shares                                                          1,382
      Institutional Shares                                                   131
      Adviser Shares                                                           1
   Distribution and service fees (Note 6E):
      Adviser Shares                                                          14
   Custody and accounting fees:
      Fund Shares                                                             83
      Institutional Shares                                                    27
      Adviser Shares                                                           1
   Postage:
      Fund Shares                                                             35
      Institutional Shares                                                    18
      Adviser Shares                                                           5
   Shareholder reporting fees:
      Fund Shares                                                             20
      Institutional Shares                                                     7
      Adviser Shares                                                           3
   Trustees' fees                                                              7
   Registration fees:
      Fund Shares                                                             25
      Institutional Shares                                                    13
      Adviser Shares                                                          10
   Professional fees                                                         122
   Other                                                                      17
                                                                       ---------
         Total expenses                                                    6,226
   Expenses reimbursed:
      Adviser Shares                                                          (3)
                                                                       ---------
         Net expenses                                                      6,223
                                                                       ---------
NET INVESTMENT INCOME                                                        350
                                                                       ---------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCY
   Net realized gain (loss) on:
      Investments                                                        (35,990)
      Foreign currency transactions                                           19
   Change in net unrealized appreciation/depreciation of:
      Investments                                                       (180,360)
      Foreign currency translations                                           (1)
                                                                       ---------
         Net realized and unrealized loss                               (216,332)
                                                                       ---------
   Decrease in net assets resulting from operations                    $(215,982)
                                                                       =========

See accompanying notes to financial statements.

================================================================================

20  | USAA PRECIOUS METALS AND MINERALS FUND

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)

Six-month period ended November 30, 2013 (unaudited), and year ended
May 31, 2013

--------------------------------------------------------------------------------

                                                                      11/30/2013          5/31/2013
---------------------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income                                              $      350         $      682
   Net realized loss on investments                                      (35,990)           (15,904)
   Net realized gain (loss) on foreign currency transactions                  19               (293)
   Change in net unrealized appreciation/depreciation of:
      Investments                                                       (180,360)          (565,204)
      Foreign currency translations                                           (1)               178
                                                                      -----------------------------
      Decrease in net assets resulting from operations                  (215,982)          (580,541)
                                                                      -----------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net realized gains:
      Fund Shares                                                              -            (22,677)
      Institutional Shares                                                     -             (6,531)
      Adviser Shares                                                           -               (252)
                                                                      -----------------------------
         Distributions to shareholders                                         -            (29,460)
                                                                      -----------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
CAPITAL SHARE TRANSACTIONS (NOTE 5)
   Fund Shares                                                             5,442           (323,999)
   Institutional Shares                                                  (29,673)           363,921
   Adviser Shares                                                          3,094              5,162
                                                                      -----------------------------
      Total net increase (decrease) in net assets
        from capital share transactions                                  (21,137)            45,084
                                                                      -----------------------------
   Capital contribution from USAA Transfer Agency Company
      Fund Shares                                                              -                  3
                                                                      -----------------------------
      Net decrease in net assets                                        (237,119)          (564,914)

NET ASSETS
   Beginning of period                                                 1,170,711          1,735,625
                                                                      -----------------------------
   End of period                                                      $  933,592         $1,170,711
                                                                      =============================
Accumulated undistributed (overdistribution of) net investment loss:
   End of period                                                      $  (81,159)        $  (81,509)
                                                                      =============================

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  21

================================================================================

NOTES TO FINANCIAL STATEMENTS

November 30, 2013 (unaudited)

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 52 separate funds. The information presented in this semiannual report pertains only to the USAA Precious Metals and Minerals Fund (the Fund), which is classified as nondiversified under the 1940 Act. The Fund's investment objective is to seek long-term capital appreciation and to protect the purchasing power of shareholders' capital against inflation.

The Fund concentrates its investments in equity securities of domestic and foreign companies engaged in the exploration, mining, or processing of gold and other precious metals and minerals, such as platinum, silver, and diamonds. As such, the Fund may be exposed to more risk than portfolios with a broader industry diversification. As a nondiversified fund, the Fund may invest a greater percentage of its assets in a single issuer. Because a relatively high percentage of the Fund's total assets may be invested in the securities of a single issuer or a limited number of issuers, the securities of the Fund may be more sensitive to changes in the market value of a single issuer, a limited number of issuers, or large companies generally. Such a focused investment strategy may increase the volatility of the Fund's investment results because this Fund may be more susceptible to risk associated with a single economic, political, or regulatory event than a diversified fund.

The Fund consists of three classes of shares: Precious Metals and Minerals Fund Shares (Fund Shares), Precious Metals and Minerals Fund Institutional Shares (Institutional Shares), and Precious Metals and Minerals Fund

================================================================================

22  | USAA PRECIOUS METALS AND MINERALS FUND

================================================================================

Adviser Shares (Adviser Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to all classes. The Institutional Shares are available for investment through a USAA discretionary managed account program, and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA Fund participating in a fund-of-funds investment strategy (USAA fund-of-funds) and not to the general public. The Adviser Shares permit investors to purchase shares through financial intermediaries, banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services.

A. SECURITY VALUATION -- The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

    The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  23

================================================================================

    Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

    The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager). Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

    The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

    1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

    2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities.

================================================================================

24  | USAA PRECIOUS METALS AND MINERALS FUND

================================================================================

         However, the Manager will monitor for events that would materially affect the value of the Fund's foreign securities and, if necessary, the Manager will value the foreign securities in good faith, considering such available information that the Manager deems relevant, under valuation procedures approved by the Board. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

    3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

    4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

    5. Repurchase agreements are valued at cost, which approximates market value.

    6. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager under valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  25

================================================================================

         Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

    Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

    Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities included certain warrants valued using market inputs and other factors deemed by the Manager to appropriately reflect fair value.

    Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

    The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. FEDERAL TAXES -- The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment

================================================================================

26  | USAA PRECIOUS METALS AND MINERALS FUND

================================================================================

    companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

D. INVESTMENTS IN SECURITIES -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded daily on the accrual basis. Discounts and premiums on short-term securities are amortized on a straight-line basis over the life of the respective securities.

E. FOREIGN CURRENCY TRANSLATIONS -- The Fund's assets may be invested in the securities of foreign issuers and may be traded in foreign currency. Since the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following bases:

    1. Purchases and sales of securities, income, and expenses at the exchange rate obtained from an independent pricing service on the respective dates of such transactions.

    2. Market value of securities, other assets, and liabilities at the exchange rate obtained from an independent pricing service on a daily basis.

    The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

    Separately, net realized foreign currency gains/losses may arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  27

================================================================================

    equivalent of the amounts received. At the end of the Fund's fiscal year, these net realized foreign currency gains/losses are reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income on the statement of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

F. EXPENSES PAID INDIRECTLY -- Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to directly reduce the Fund's expenses. For the six-month period ended November 30, 2013, there were no custodian and other bank credits.

G. INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

H. REDEMPTION FEES -- Adviser Shares held in the Fund less than 60 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed or exchanged shares. All redemption fees paid will be accounted for by the Fund as an addition to paid in capital. For the six-month period ended November 30, 2013, the Adviser Shares incurred redemption fees of less than $500.

I. USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

================================================================================

28  | USAA PRECIOUS METALS AND MINERALS FUND

================================================================================

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $500 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at an interest rate based on the London Interbank Offered Rate (LIBOR).

The USAA Funds that are party to the loan agreement are assessed facility fees by CAPCO in the amount of 7.0 basis points of the amount of the committed loan agreement. The facility fee rate remains unchanged from September 30, 2012 to September 30, 2013. The facility fees are allocated among the Funds based on their respective average net assets for the period.

For the six-month period ended November 30, 2013, the Fund paid CAPCO facility fees of $3,000, which represents 1.8% of the total fees paid to CAPCO by the USAA Funds. The Fund had no borrowings under this agreement during the six-month period ended November 30, 2013.

(3) DISTRIBUTIONS

The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of May 31, 2014, in accordance with applicable tax law.

Distributions of net investment income and realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

Under the Regulated Investment Company Modernization Act of 2010 (the Act), a fund is permitted to carry forward net capital losses indefinitely. Additionally, such capital losses that are carried forward will retain their character as short-term and/or long-term capital losses. Post-enactment

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  29

================================================================================

capital loss carryforwards must be used before pre-enactment capital loss carryforwards. As a result, pre-enactment capital loss carryforwards may be more likely to expire unused.

At May 31, 2013, the Fund had no pre-enactment capital loss carryforwards and post-enactment short-term capital loss carryforwards of $14,564,000, for federal income tax purposes. It is unlikely that the Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used.

For the six-month period ended November 30, 2013, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions. On an ongoing basis the Manager will monitor its tax positions to determine if adjustments to this conclusion are necessary. The statute of limitations on the Fund's tax return filings generally remain open for the three preceding fiscal reporting year-ends and remain subject to examination by the Internal Revenue Service and state taxing authorities.

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended November 30, 2013, were $67,080,000 and $53,538,000, respectively.

As of November 30, 2013, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as that reported in the financial statements.

Gross unrealized appreciation and depreciation of investments as of November 30, 2013, were $55,614,000 and $730,029,000, respectively, resulting in net unrealized depreciation of $674,415,000.

(5) CAPITAL SHARE TRANSACTIONS

At November 30, 2013, there were an unlimited number of shares of capital stock at no par value authorized for the Fund.

================================================================================

30  | USAA PRECIOUS METALS AND MINERALS FUND

================================================================================

Capital share transactions for the Institutional Shares resulted from purchases and sales by the affiliated USAA fund-of-funds. Capital share transactions for all classes were as follows, in thousands:

                                     SIX MONTH PERIOD ENDED        YEAR ENDED
                                       NOVEMBER 30, 2013          MAY 31, 2013
---------------------------------------------------------------------------------
                                   SHARES        AMOUNT       SHARES        AMOUNT
                                   -----------------------------------------------
FUND SHARES:
Shares sold                          7,011     $ 106,114       12,697    $ 298,551
Shares issued from reinvested
  dividends                              -*            -*         823       21,867
Shares redeemed                     (6,746)     (100,672)     (24,244)    (644,417)
                                   -----------------------------------------------
Net increase (decrease) from
  capital share transactions           265     $   5,442      (10,724)   $(323,999)
                                   ===============================================
INSTITUTIONAL SHARES:
Shares sold                          3,556     $  52,777       15,841    $ 427,830
Shares issued from reinvested
  dividends                              -             -          245        6,531
Shares redeemed                     (5,604)      (82,450)      (2,767)     (70,440)
                                   -----------------------------------------------
Net increase (decrease) from
  capital share transactions        (2,048)    $ (29,673)      13,319    $ 363,921
                                   ===============================================
ADVISER SHARES:
Shares sold                            309     $   4,730          339    $   8,352
Shares issued from reinvested
  dividends                              -             -            7          194
Shares redeemed**                     (108)       (1,636)        (143)      (3,384)
                                   -----------------------------------------------
Net increase from capital
  share transactions                   201     $   3,094          203    $   5,162
                                   ===============================================

 *Represents less than 500 shares or $500.
**Net of redemption fees.

(6) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES -- The Manager carries out the Fund's investment policies and manages the Fund's portfolio pursuant to an Advisory Agreement. The investment management fee for the Fund is comprised of a base fee and a performance adjustment. The Fund's base fee is

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  31

================================================================================

    accrued daily and paid monthly at an annualized rate of 0.75% of the Fund's average net assets for the fiscal year.

    The performance adjustment is calculated separately for each share class on a monthly basis by comparing each class's performance to that of the Lipper Precious Metals Equity Funds Index over the performance period. The Lipper Precious Metals Equity Funds Index tracks the total return performance of the 10 largest funds in the Lipper Gold Oriented Funds category. The performance period for each class consists of the current month plus the previous 35 months. The performance adjustment for the Adviser Shares includes the performance of the Fund Shares for periods prior to August 1, 2010. The following table is utilized to determine the extent of the performance adjustment:

OVER/UNDER PERFORMANCE                ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)                  AS A % OF THE FUND'S AVERAGE NET ASSETS(1)
--------------------------------------------------------------------------------
+/- 1.00% to 4.00%                    +/- 0.04%
+/- 4.01% to 7.00%                    +/- 0.05%
+/- 7.01% and greater                 +/- 0.06%

    (1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%. Average net assets are calculated over a rolling 36-month period.

    Each class's annual performance adjustment rate is multiplied by the average net assets of each respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is the performance adjustment; a positive adjustment in the case of overperformance, or a negative adjustment in the case of underperformance.

    Under the performance fee arrangement, each class will pay a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper Precious Metals Equity Funds Index over that period, even if the class had overall negative returns during the performance period.

================================================================================

32  | USAA PRECIOUS METALS AND MINERALS FUND

================================================================================

    For the six-month period ended November 30, 2013, the Fund incurred total management fees, paid or payable to the Manager, of $3,578,000, which included a performance adjustment for the Fund Shares, Institutional Shares, and Adviser Shares of $(348,000), $(33,000), and $(2,000),
    respectively. For the Fund Shares, Institutional Shares, and Adviser Shares, the performance adjustments were (0.09%), (0.03%), and (0.04%), respectively.

B. ADMINISTRATION AND SERVICING FEES -- The Manager provides certain administration and servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of average net assets of the Fund Shares and Adviser Shares, and 0.10% of average net assets of the Institutional Shares. For the six-month period ended November 30, 2013, the Fund Shares, Institutional Shares, and Adviser Shares incurred administration and servicing fees, paid or payable to the Manager, of $587,000, $131,000, and $9,000, respectively.

    In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Board has approved the reimbursement of a portion of these expenses incurred by the Manager. For the six-month period ended November 30, 2013, the Fund reimbursed the Manager $15,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's statement of operations.

C. EXPENSE LIMITATION -- The Manager has agreed, through October 1, 2014, to limit the annual expenses of the Adviser Shares to 1.45% of its average net assets, excluding extraordinary expenses and before reductions of any expenses paid indirectly, and will reimburse the Adviser Shares for all expenses in excess of that amount. This expense limitation arrangement may not be changed or terminated through October 1, 2014, without approval of the Board, and may be changed or terminated by the Manager at any time after that date. For the six-month period ended November 30, 2013, the Adviser

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  33

================================================================================

    Shares incurred reimbursable expenses of $3,000, of which $3,000 was receivable from the Manager.

D. TRANSFER AGENT'S FEES -- USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund. Transfer agent's fees for both the Fund Shares and Adviser Shares are paid monthly based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. SAS pays a portion of these fees to certain intermediaries for administration and servicing of accounts held with such intermediaries. Transfer agent's fees for Institutional Shares are paid monthly based on a fee accrued daily at an annualized rate of 0.10% of the Institutional Shares' average net assets, plus out-of-pocket expenses. For the six-month period ended November 30, 2013, the Fund Shares, Institutional Shares, and Adviser Shares incurred transfer agent's fees, paid or payable to SAS, of $1,382,000, $131,000, and 1,000, respectively.

E. DISTRIBUTION AND SERVICE (12b-1) FEES -- The Fund has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Adviser Shares. Under the plan, the Adviser Shares pay fees to USAA Investment Management Company, the distributor, for distribution and shareholder services. USAA Investment Management Company pays all or a portion of such fees to intermediaries that make the Adviser Shares available for investment by their customers. The fee is accrued daily and paid monthly at an annual rate of 0.25% of the Adviser Shares' average net assets. Adviser Shares are offered and sold without imposition of an initial sales charge or a contingent deferred sales charge. For the six-month period ended November 30, 2013, the Adviser Shares incurred distribution and service (12b-1) fees of $14,000.

F. UNDERWRITING SERVICES -- USAA Investment Management Company provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis and receives no commissions or fees for this service.

================================================================================

34  | USAA PRECIOUS METALS AND MINERALS FUND

================================================================================

(7) TRANSACTIONS WITH AFFILIATES

The Fund's Institutional Shares is one of 17 USAA mutual funds in which the affiliated USAA fund-of-funds may invest. The USAA fund-of-funds do not invest in the underlying funds for the purpose of exercising management or control. As of November 30, 2013, the USAA fund-of-funds owned the following percentages of the total outstanding shares of the Fund:

AFFILIATED USAA FUND                                                 OWNERSHIP %
--------------------------------------------------------------------------------
USAA Cornerstone Conservative Fund                                      0.1
USAA Cornerstone Equity Fund                                            0.3
USAA Target Retirement Income Fund                                      0.2
USAA Target Retirement 2020 Fund                                        0.5
USAA Target Retirement 2030 Fund                                        1.2
USAA Target Retirement 2040 Fund                                        1.6
USAA Target Retirement 2050 Fund                                        0.9
USAA Target Retirement 2060 Fund                                        0.0*

*Represents less than 0.1%

The Manager is indirectly wholly owned by United Services Automobile Association
(USAA), a large, diversified financial services institution. At November 30, 2013, USAA and its affiliates owned 130,000 shares which represents 15.0% of the Adviser Shares and 0.2% of the Fund.

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  35

================================================================================

(8) FINANCIAL HIGHLIGHTS -- FUND SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                           SIX-MONTH
                          PERIOD ENDED
                          NOVEMBER 30,                             YEAR ENDED MAY 31,
                          ------------------------------------------------------------------------------------
                              2013           2013           2012           2011            2010           2009
                          ------------------------------------------------------------------------------------
Net asset value at
  beginning of period     $  16.69      $  25.80       $    40.55     $    36.87      $    29.49    $    35.52
                          ------------------------------------------------------------------------------------
Income (loss) from
  investment operations:
  Net investment
    income (loss)              .01          (.00)(a),(e)     (.07)(a)       (.23)(a)        (.24)(a)      (.07)(a)
  Net realized and
    unrealized gain (loss)   (3.08)        (8.67)(a)       (10.76)(a)       8.52(a),(b)     8.15(a)      (3.37)(a)
                          ------------------------------------------------------------------------------------
Total from investment
  operations                 (3.07)        (8.67)(a)       (10.83)(a)       8.29(a)         7.91(a)      (3.44)(a)
                          ------------------------------------------------------------------------------------
Less distributions from:
  Net investment income          -             -             (.08)          (.67)           (.53)         (.01)
  Realized capital gains         -          (.44)           (3.84)         (3.94)              -         (2.58)
                          ------------------------------------------------------------------------------------
Total distributions              -          (.44)           (3.92)         (4.61)           (.53)        (2.59)
                          ------------------------------------------------------------------------------------
Net asset value at
  end of period           $  13.62      $  16.69       $    25.80     $    40.55      $    36.87    $    29.49
                          ====================================================================================
Total return (%)*           (18.39)       (34.23)          (29.04)         21.99(b)        27.03(c)      (4.26)
Net assets at end
  of period (000)         $690,361      $841,841       $1,577,939     $2,246,060      $1,767,212    $1,261,041
Ratios to average
  net assets:**
  Expenses (%)(d)             1.23(f)       1.18             1.17           1.15            1.20(c)       1.31
  Net investment
    income (loss) (%)          .01(f)       (.01)            (.21)          (.56)           (.75)         (.31)
Portfolio turnover (%)           5            15               20             24              23            28

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended November 30, 2013, average net assets were
    $779,004,000.
(a) Calculated using average shares.
(b) During the year ended May 31, 2011, the Manager reimbursed the Fund Shares
    $12,000 for a loss incurred from the disposal of an investment in error.
    The effect of this reimbursement on the Fund Shares' net realized loss and total return was less than $0.01/0.01% per share.
(c) During the year ended May 31, 2010, SAS reimbursed the Fund Shares $188,000 for corrections in fees paid for the administration and servicing of certain accounts. The effect of this reimbursement on the Fund Shares'
    total return was less than 0.01%. The reimbursement decreased the Fund
    Shares' expense ratios by 0.01%. This decrease is excluded from the expense ratios in the Financial Highlights table.
(d) Reflects total operating expenses of the Fund Shares before reductions of any expenses paid indirectly. The Fund Shares' expenses paid indirectly decreased the expense ratios as follows:
                              (.00%)(+)     (.00%)(+)        (.00%)(+)      (.00%)(+)       (.00%)(+)     (.01%)
    (+)Represents less than 0.01% of average net assets.
(e) Represents less than $0.01 per share.
(f) Annualized. The ratio is not necessarily indicative of 12 months of operations

================================================================================

36  | USAA PRECIOUS METALS AND MINERALS FUND

================================================================================

(8) FINANCIAL HIGHLIGHTS (CONTINUED) -- INSTITUTIONAL SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                 SIX-MONTH                                                                     PERIOD
                                PERIOD ENDED                                                                    ENDED
                                NOVEMBER 30,                       YEAR ENDED MAY 31,                         MAY 31,
                                -------------------------------------------------------------------------------------
                                    2013          2013           2012           2011            2010          2009***
                                -------------------------------------------------------------------------------------
Net asset value at
  beginning of period           $  16.77       $  25.87       $  40.67       $ 36.95          $ 29.54         $ 31.64
                                -------------------------------------------------------------------------------------
Income (loss) from
  investment operations:
  Net investment income (loss)       .03            .06(a)         .02(a)       (.11)(a)         (.13)(a)        (.05)(a)
  Net realized and
    unrealized gain (loss)         (3.11)         (8.72)(a)     (10.81)(a)      8.53(a),(b)      8.16(a)          .54(a),(c)
                                -------------------------------------------------------------------------------------
Total from investment
  operations                       (3.08)         (8.66)(a)     (10.79)(a)      8.42(a)          8.03(a)          .49(a)
                                -------------------------------------------------------------------------------------
Less distributions from:
  Net investment income                -              -           (.17)         (.76)            (.62)           (.01)
  Realized capital gains               -           (.44)         (3.84)        (3.94)               -           (2.58)
                                -------------------------------------------------------------------------------------
Total distributions                    -           (.44)         (4.01)        (4.70)            (.62)          (2.59)
                                -------------------------------------------------------------------------------------
Net asset value at
  end of period                 $  13.69       $  16.77       $  25.87       $ 40.67          $ 36.95         $ 29.54
                                =====================================================================================
Total return (%)*                 (18.37)        (34.10)        (28.89)        22.32(b)         27.43            7.66
Net assets at
  end of period (000)           $231,516       $317,818       $145,782       $64,034          $40,197         $10,039
Ratios to average
  net assets:**
  Expenses (%)(d)                   1.01(e)         .99            .97           .89              .90             .90(e)
  Expenses, excluding
    reimbursements (%)(d)           1.01(e)         .99            .97           .89(f)           .90(f)          .90(e),(f)
  Net investment
    income (loss) (%)                .24(e)         .27            .05          (.28)            (.42)           (.28)(e)
Portfolio turnover (%)                 5             15             20            24               23              28

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended November 30, 2013, average net assets were
    $260,398,000.
*** Institutional Shares were initiated on August 1, 2008.
(a) Calculated using average shares.
(b) During the year ended May 31, 2011, the Manager reimbursed the Institutional Shares less than $500 for a loss incurred from the disposal of an investment in error. The effect of this reimbursement on the Institutional Shares' net realized loss and total return was less than $0.01/0.01% per share.
(c) Reflected a net realized and unrealized gain per share, whereas the statement of operations reflected a net realized and unrealized loss for the period for the Fund in total. The difference in realized and unrealized gains and losses for the Fund versus the Institutional Shares is due to the timing of sales and repurchases of the Institutional Shares in relation to fluctuating market values for the portfolio.
(d) Reflects total operating expenses of the Institutional Shares before reductions of any expenses paid indirectly. The Institutional Shares' expenses paid indirectly decreased the expense ratios by less than 0.01%.
(e) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(f) Prior to October 1, 2010, the Manager voluntarily agreed to limit the annual expenses of the Institutional Shares to 0.90% of the Institutional Shares' average net assets.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  37

================================================================================

(8) FINANCIAL HIGHLIGHTS (CONTINUED) -- ADVISER SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                      SIX-MONTH
                                     PERIOD ENDED                                          PERIOD ENDED
                                     NOVEMBER 30,           YEAR ENDED MAY 31,               MAY 31,
                                     ------------------------------------------------------------------
                                         2013                2013            2012               2011***
                                     ------------------------------------------------------------------
Net asset value at
  beginning of period                  $ 16.57             $ 25.68         $ 40.48            $36.47
                                       -------------------------------------------------------------
Income (loss) from
  investment operations:
  Net investment loss                     (.01)               (.06)(a)        (.13)(a)          (.27)(a)
  Net realized and
    unrealized gain (loss)               (3.06)              (8.61)(a)      (10.78)(a)          8.85(a),(b)
                                       -------------------------------------------------------------
Total from investment operations         (3.07)              (8.67)(a)      (10.91)(a)          8.58(a)
                                       -------------------------------------------------------------
Less distributions from:
  Net investment income                      -                   -            (.06)             (.63)
  Realized capital gains                     -                (.44)          (3.84)            (3.94)
                                       -------------------------------------------------------------
Total distributions                          -                (.44)          (3.90)            (4.57)
                                       -------------------------------------------------------------
Redemption fees                           (.00)(c)            (.00)(c)         .01              (.00)(c)
                                       -------------------------------------------------------------
Net asset value at end of period       $ 13.50             $ 16.57         $ 25.68            $40.48
                                       =============================================================
Total return (%)*                       (18.53)             (34.39)         (29.26)            23.02(b)
Net assets at end of period (000)      $11,715             $11,052         $11,904            $6,384
Ratios to average net assets:**
  Expenses (%)(d)                         1.45(e)             1.45            1.45              1.45(e)
  Expenses, excluding
    reimbursements (%)(d)                 1.50(e)             1.49            1.55              1.90(e)
  Net investment loss (%)                 (.21)(e)            (.23)           (.39)             (.78)(e)
Portfolio turnover (%)                       5                  15              20                24

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended November 30, 2013, average net assets were
    $11,545,000.
*** Adviser Shares were initiated on August 1, 2010.
(a) Calculated using average shares.
(b) During the period ended May 31, 2011, the Manager reimbursed the Adviser Shares less than $500 for a loss incurred from the disposal of an investment in error. The effect of this reimbursement on the Adviser Shares' net realized loss and total return was less than $0.01/0.01% per share.
(c) Represents less than $0.01 per share.
(d) Reflects total operating expenses of the Adviser Shares before reductions of any expenses paid indirectly. The Adviser Shares' expenses paid indirectly decreased the expense ratios by less than 0.01%.
(e) Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

38  | USAA PRECIOUS METALS AND MINERALS FUND

================================================================================

EXPENSE EXAMPLE

November 30, 2013 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, distribution and service (12b-1) fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of June 1, 2013, through November 30, 2013.

ACTUAL EXPENSES

The line labeled "actual" under each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your share class in the "actual" line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The line labeled "hypothetical" under each share class in the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios for each class and an assumed rate of return of 5% per year before expenses, which is not the Fund's

================================================================================

                                                           EXPENSE EXAMPLE |  39

================================================================================

actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the line labeled "hypothetical" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                 EXPENSES PAID
                                         BEGINNING              ENDING           DURING PERIOD*
                                       ACCOUNT VALUE        ACCOUNT VALUE       JUNE 1, 2013 -
                                       JUNE 1, 2013       NOVEMBER 30, 2013    NOVEMBER 30, 2013
                                      -----------------------------------------------------------
FUND SHARES
Actual                                   $1,000.00            $  816.10               $5.60

Hypothetical
 (5% return before expenses)              1,000.00             1,018.90                6.23

INSTITUTIONAL SHARES
Actual                                    1,000.00               816.30                4.60

Hypothetical
 (5% return before expenses)              1,000.00             1,020.00                5.11

ADVISER SHARES
Actual                                    1,000.00               814.70                6.60

Hypothetical
 (5% return before expenses)              1,000.00             1,017.80                7.33

* Expenses are equal to the annualized expense ratio of 1.23% for Fund Shares, 1.01% for Institutional Shares, and 1.45% for Adviser Shares, which are net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 183 days/365 days (to reflect the one-half-year period). The Fund's actual ending account values are based on its actual total returns of (18.39)% for Fund Shares, (18.37)% for Institutional Shares, and (18.53)% for Adviser Shares for the six-month period of June 1, 2013, through November 30, 2013.

================================================================================

40  | USAA PRECIOUS METALS AND MINERALS FUND

================================================================================

TRUSTEES                             Daniel S. McNamara
                                     Robert L. Mason, Ph.D.
                                     Barbara B. Ostdiek, Ph.D.
                                     Michael F. Reimherr
                                     Paul L. McNamara
                                     Jefferson C. Boyce
--------------------------------------------------------------------------------
ADMINISTRATOR AND                    USAA Asset Management Company
INVESTMENT ADVISER                   P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
UNDERWRITER AND                      USAA Investment Management Company
DISTRIBUTOR                          P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
TRANSFER AGENT                       USAA Shareholder Account Services
                                     9800 Fredericksburg Road
                                     San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                        State Street Bank and Trust Company
ACCOUNTING AGENT                     P.O. Box 1713
                                     Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                          Ernst & Young LLP
REGISTERED PUBLIC                    100 West Houston St., Suite 1800
ACCOUNTING FIRM                      San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                          Under "My Accounts" on
SELF-SERVICE 24/7                    usaa.com select "Investments,"
AT USAA.COM                          then "Mutual Funds"

OR CALL                              Under "Investments" view
(800) 531-USAA                       account balances, or click
        (8722)                       "I want to...," and select
                                     the desired action.
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) in summary within the Statement of Additional Information on the SEC's website at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) at USAA.COM; and (ii) on the SEC's website at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

================================================================================

       USAA
       9800 Fredericksburg Road                             --------------
       San Antonio, TX 78288                                   PRSRT STD
                                                             U.S. Postage
                                                                 PAID
                                                                 USAA
                                                            --------------

>> SAVE PAPER AND FUND COSTS
   Under MY PROFILE on USAA.COM select MANAGE PREFERENCES
   Set your DOCUMENT PREFERENCES to USAA DOCUMENTS ONLINE.

   [LOGO OF USAA]
       USAA         WE KNOW WHAT IT MEANS TO SERVE.(R)
   =============================================================================
   23408-0114                                (C)2014, USAA. All rights reserved.


   ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.


ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR/S was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.



                             SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended November 30, 2013

By:*     /S/ DANIEL J. MAVICO
         -----------------------------------------------------------
         Signature and Title:  DANIEL J. MAVICO, Assistant Secretary

Date:     01/27/2014
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:*     /S/ DANIEL S. MCNAMARA
         -----------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:     01/27/2014
         ------------------------------


By:*     /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     01/27/2014
         ------------------------------

*Print the name and title of each signing officer under his or her signature.